Details to the consolidated cash flow statements (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
(Increase) in inventories	$ (382)	$ (387)	$ (203)
(Increase) in trade receivables	(980)	(544)	(655)
Increase in trade payables	553	252	82
Change in other current assets	(160)	316	(303)
Change in other current liabilities	1,167	941	1,410
Other adjustments, net	1	(2)	1
Total	$ 199	$ 576	$ 332